SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 12 - SUBSEQUENT EVENTS

Amendment and Exchange of Agreements

On February 20, 2018, Cosmos Holdings, Inc. (the “Company”) entered into two separate Amendment and Exchange Agreements (each, an “Exchange Agreement”), each by and between the Company and an institutional investor that previously purchased a Senior Convertible Note from the Company on November 16, 2017 (each, an “Existing Note”) pursuant to a Securities Purchase Agreement, dated as of November 15, 2017, by and between the Company and such holders of Existing Notes (the “Securities Purchase Agreement”). Pursuant to each Exchange Agreement, the Company issued a new senior convertible note (each, a “New Note”) in the amounts of $2,791,668 and $558,332 to each holder for a total aggregate principal amount of $3,350,000 in exchange for an Existing Note.

Each New Note is identical in all material respects to the Existing Note, except that (i) the New Note shall not be convertible into shares of the Company’s common stock (the “Common Stock”) until April 20, 2018, (ii) all future cash installment payments under such New Note will be made at a redemption price equal to 112% of the applicable installment amount, (iii) the Company’s existing obligation to initially deliver predelivery shares of its common stock to the holder of such New Note is deferred until April 20, 2018 and (iv) at any time on or before June 20, 2018, the Company has the right, at its option, to redeem all, or any part, of the amounts then outstanding under such New Note in cash at redemption price equal to 125% of such amounts then outstanding under such New Note.

Except as set forth in the Exchange Agreements and the New Notes, the Securities Purchase Agreement and each of the other transaction documents that were executed in connection with the Securities Purchase Agreement remain unchanged and in full force and effect.

Third Party Loan Agreement

On March 16, 2018, the Company entered into a loan facility agreement, with a third party, pursuant to which the Company received €1,500,000 ($1,845,072). The loan bears an annual interest rate of 4.7%, is unsecured and matures on March 16, 2019.

Related Party Loan from Director

On March 14, 2018 and March 16, 2018, the Company borrowed €300,000 ($371,383) and €200,000 ($246,010), respectively from Mr. Grigorios Siokas, Chief Executive Officer. These loans have no formal agreements, bear no interest and have no maturity dates. The proceeds will be used by the Company for working capital.

Distribution and Equity Agreement

On March 19, 2018, the Company entered into a Distribution and Equity Acquisition Agreement with Marathon Global Inc. (“Marathon”), a company incorporated in the Province of Ontario, Canada. Marathon was recently formed to be a global supplier of Cannabis, cannabidiol (CBD) and/or any Cannabis Extract products, extracts, ancillaries and derivatives (collectively, the “Products”). The Company was appointed the exclusive distributor of the Products initially throughout Europe and on a non-exclusive basis wherever else lawfully permitted.

The Agreement is to remain in effect indefinitely unless Marathon fails to provide Market Competitive (as defined) product pricing and Marathon has not become profitable within five (5) years of this Agreement. Following a thirty (30) day due diligence period, and subject to satisfactory due diligence of the Company, Marathon shall: (a) grant the Company a 33 1/3% equity interest in Marathon as partial consideration for the Company’s distribution services; and (b) make a cash payment of CAD $2,000,000 to the Company, subject to repayment by the Company in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000. The Company was also given the right to nominate one director to the Marathon Board of Directors.